Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES

8. VARIABLE INTEREST ENTITIES

The following table summarizes the VIEs’ assets and liabilities included in the Company’s consolidated financial statements, after intercompany eliminations, as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Assets:
Restricted cash	$61,888	$39,396
Consumer receivables	152,491	109,877
Allowance for losses on consumer receivables	(23,596)	(17,081)
Consumer receivables, net	128,895	92,796
Total assets	$190,783	$132,192

Liabilities:
Other debt	$152,625	$143,000
Total liabilities	$152,625	$143,000

Beginning in the fourth quarter of 2021, the Company’s primary source of funding for originated receivables became special purpose vehicle financings from third-party lenders (the “SPV Credit Facilities”). The Company may sell certain loan and Instacash receivables to wholly owned, bankruptcy-remote special purpose subsidiaries (the “SPV Borrowers”), which pledge such receivables as collateral to support the financing of additional receivables. The underlying loan and Instacash receivables are originated and serviced by other wholly owned subsidiaries of the Company. The SPV Borrowers are required to maintain pledged collateral consisting of loan and Instacash receivables with a net asset balance that equals or exceeds 90% of the aggregate principal amounts of the loans financed through the SPV Credit Facilities. Proceeds received from the SPV Credit Facilities can only be used to purchase loan and Instacash receivables. The payments and interest, as applicable, received from the loan and Instacash receivables held by the SPV Borrowers are used to repay obligations under the SPV Credit Facilities. While the SPV Credit Facilities and related agreements provide assurances to the third-party lenders regarding the quality of loan and Instacash receivables and certain origination and servicing functions to be performed by other wholly owned subsidiaries of the Company, the third-party lender may absorb losses in the event that the payments and interest, as applicable, received in connection with the loan and Instacash receivables are not sufficient to repay the loans made through the SPV Credit Facilities.

The Company is required to evaluate the SPV Borrowers for consolidation, which the Company has concluded are VIEs. The Company has the ability to direct the activities of the SPV Borrowers that most significantly impact the economic performance of the wholly owned subsidiaries that act as the originators and servicer of the loan and Instacash receivables held by the SPV Borrowers. Additionally, the Company has the obligation to absorb losses related to the pledged collateral in excess of the aggregate principal amount of the receivables and the right to proceeds related to the excess loan and Instacash receivables securing the SPV Credit Facilities once all loans and interest under such SPV Credit Facilities are repaid, which exposes the Company to losses and returns that could potentially be significant to the SPV Borrowers. Accordingly, the Company determined it is the primary beneficiary of the SPV Borrowers and is required to consolidate them as indirect wholly owned VIEs. For more information, see Note 9. “Debt” for discussion of the ROAR 1 SPV Credit Facility and the ROAR 2 SPV Credit Facility.

8. VARIABLE INTEREST ENTITIES

The following table summarizes the VIEs’ assets and liabilities included in the Company’s consolidated financial statements, after intercompany eliminations, as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Assets:
Cash	$—	$390
Restricted cash	39,396	—
Finance receivables	109,877	60,845
Allowance for losses on finance receivables	(17,081)	(8,581)
Finance receivables, net	92,796	52,264
Total assets	$132,192	$52,654

Liabilities:
Other debt	$143,000	—
Total liabilities	$143,000	$—

By December 2021, IIA and the IIA Notes SPVs became indirect wholly owned MoneyLion subsidiaries, removing the variable interest in those entities. See Note 1. “Description of Business and Basis of Presentation” for more information.

Beginning in the fourth quarter of 2021, MoneyLion transitioned its primary source of funding for originated receivables from IIA to special purpose vehicle financings from third-party lenders (the “SPV Credit Facilities”). The Company may sell certain loan and Instacash receivables to wholly owned, bankruptcy-remote special purpose subsidiaries (the “SPV Borrowers”), which pledge such receivables as collateral to support the financing of additional receivables. The underlying loan and Instacash receivables are originated and serviced by other wholly owned subsidiaries of the Company. The SPV Borrowers are required to maintain pledged collateral consisting of loan and Instacash receivables with a net asset balance that equals or exceeds 90% of the aggregate principal amounts of the loans financed through the SPV Credit Facilities. Proceeds received from the SPV Credit Facilities can only be used to purchase loans and Instacash receivables. The payments and interest, as applicable, received from the loans and Instacash receivables held by the SPV Borrowers are used to repay obligations under the SPV Credit Facilities. While the SPV Credit Facilities and related agreements provide assurances to the third-party lenders regarding the quality of loan and Instacash receivables and certain origination and servicing functions to be performed by other wholly owned subsidiaries of the Company, the third-party lender may absorb losses in the event that the payments and interest, as applicable, received in connection with the loan and Instacash receivables are not sufficient to repay the loans made through the SPV Credit Facilities.

The Company is required to evaluate the SPV Borrowers for consolidation, which the Company has concluded are VIEs. The Company has the ability to direct the activities of the SPV Borrowers that most significantly impact the economic performance of the wholly owned subsidiaries that act as the originators and servicer of the loan and Instacash receivables held by the SPV Borrowers. Additionally, the Company has the obligation to absorb losses related to the pledged collateral in excess of the aggregate principal amount of the receivables and the right to proceeds related to the excess loan and Instacash receivables securing the SPV Credit Facilities once all loans and interest under such SPV Credit Facilities are repaid, which exposes the Company to losses and returns that could potentially be significant to the SPV Borrowers. Accordingly, the Company determined it is the primary beneficiary of the SPV Borrowers and is required to consolidate them as indirect wholly owned VIEs. For more information, see Note 9. “Debt” for discussion of the ROAR 1 SPV Credit Facility and the ROAR 2 SPV Credit Facility.